Supplementary Information for Greenfire Resources Inc. – Oil and Gas (Unaudited) (Details) - Schedule of Estimated Proved Reserves - l		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bitumen Sales [Member]
Supplementary Information for Greenfire Resources Inc. – Oil and Gas (Unaudited) (Details) - Schedule of Estimated Proved Reserves [Line Items]
Developed	[1],[2]	27,598	30,440	37,792	0
Undeveloped	[1],[2]	124,981	115,773	131,968	0
Total – December 31	[1],[2]	152,579	146,212	169,720	0
Extensions & Discoveries	[1],[2]	5,297	0	0
Improved Recovery	[1],[2]	0	0	0
Technical Revisions	[1],[2]	7,282	(16,431)	0
Acquisitions	[1],[2]	0	0	172,580
Dispositions	[1],[2]	0	0	0
Production	[1],[2]	(6,212)	(7,117)	(2,820)
Balance	[1],[2]	152,579	146,212	169,760
Barrels of Oil Equivalent [Member]
Supplementary Information for Greenfire Resources Inc. – Oil and Gas (Unaudited) (Details) - Schedule of Estimated Proved Reserves [Line Items]
Developed	[2]	27,598	30,440	37,792	0
Undeveloped	[2]	124,981	115,773	131,968	0
Total – December 31	[2]	152,579	146,212	169,720	0
Extensions & Discoveries	[2]	5,297	0	0
Improved Recovery	[2]	0	0	0
Technical Revisions	[2]	7,282	(16,431)	0
Acquisitions	[2]	0	0	172,580
Dispositions	[2]	0	0	0
Production	[2]	(6,212)	(7,117)	(2,820)
Balance	[2]	152,579	146,212	169,760

[1]	Bitumen, as defined by the SEC, “is petroleum in a solid or semi-solid state in natural deposits with a viscosity greater than 10,000 centipoise measured at original temperature in the deposit and atmospheric pressure, on a gas free basis.” Under this definition, all of the Company’s thermal and primary heavy crude oil reserves have been classified as bitumen.
[2]	Numbers may not add due to rounding.